UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                      Investment Company Act file number 811-09845

                     Oppenheimer Emerging Technologies Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                      (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

       Oppenheimer
       Emerging
       Technologies Fund


                                   Management
                                  Commentaries
                                      and
                                   Semiannual
                                     Report

MANAGEMENT COMMENTARIES
    Performance Update
    Investment Strategy Discussion
    Listing of Top Holdings
SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials

"Oppenheimer Emerging Technologies Fund achieved performance gains among a diverse range of holdings. We believe these results reflect the success of our disciplined investment process, which focuses on the fundamental characteristics of every stock we consider."


                                     [LOGO]
                               OppenheimerFunds[R]
                             The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Emerging Technologies Fund seeks long-term capital appreciation.


    MANAGEMENT
    COMMENTARIES
    AND ADDITIONAL
    DISCLOSURES

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

27  Trustees and Officers

28  Privacy Policy Notice



    SEMIANNUAL
    REPORT AND
    FINANCIAL
    STATEMENTS

 7  Statement of Investments

10  Statement of Assets and Liabilities

12  Statement of Operations

13  Statements
    of Changes
    in Net Assets

14  Financial Highlights

19  Notes to Financial Statements

Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   15.39%       8.75%
---------------------------------
Class B   14.53        9.53
---------------------------------
Class C   15.08       14.08
---------------------------------
Class N   15.47       14.47
---------------------------------
Class Y   15.68

---------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -21.93%      -26.42%
---------------------------------
Class B   -22.64       -26.51
---------------------------------
Class C   -22.26       -23.04
---------------------------------
Class N   -22.02       -22.80
---------------------------------
Class Y   -21.32
---------------------------------



Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders

LETTER TO SHAREHOLDERS

Dear Shareholder,


It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/S/ JOHN V. MURPHY
John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]

John V. Murphy
President
Oppenheimer
Emerging Technologies Fund



 Not part of the semiannual report to Fund shareholders


1  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How would you characterize the Fund's performance during the six-month period that ended April 30, 2003?
A. The Fund delivered better-than-average returns during the period. We attribute these results to a positive market environment for technology-related stocks, and to the effectiveness of our investment strategy. That strategy focuses on the underlying characteristics of each company in our investment universe, while encompassing a wide array of areas within technology, as well as emerging technology leaders in the health care area.

What made this a positive period for emerging technology stocks?
Although the Fund's performance shifted from negative during the prior period to positive during the current period, the underlying investment environment generally remained unchanged. Markets continued to exhibit high levels of volatility, buffeted by conflicting economic and geopolitical forces. On the positive side, the U.S. economy showed signs of modest growth, while interest rates remained low and inflation remained in check. On the negative side, corporate capital spending remained weak, consumer sentiment wavered and uncertainties related to the U.S.-led war in Iraq and the global battle against terrorism undermined investor confidence.
   In light of these uncertainties, traditionally defensive value-oriented stocks had outperformed their growth-oriented counterparts during most of the prior year. As a result, by the beginning of the period, price-earnings ratios for most value-oriented stocks stood at historically high levels. At the same time, earnings expectations for most growth-oriented stocks had finally fallen to realistic levels. By early 2003, for the first time in many months, many growth-oriented companies began to deliver earnings reports that met or exceeded expectations.

[SIDEBAR]
Portfolio Manager
Laura Granger



 Not part of the semiannual report to Fund shareholders


2  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

Furthermore, the decisive U.S. move into Iraq in March ended some of the uncertainties that held stock prices in check, setting the stage for a growth-led rally in March and April.

How did you manage the Fund in light of these conditions?
We continued the process that we began last year of diversifying the Fund among a wide range of emerging, technology companies that were prospering despite the challenging economic environment. Our Fund management team surveyed the entire universe of technology stocks, looking for financially solid companies with new products or services that appear likely to produce accelerating earnings and revenue growth. We identified attractive investment opportunities in virtually every area of technology, from computer hardware and software to internet-related enterprises and medical technology and biotechnology firms.
   At the same time, we remained firmly committed to the Fund's investment approach, which focuses on disciplined, issue-by-issue stock analysis. With that in mind, we conducted a time-consuming, hands-on evaluation of each potential investment's finances, operations, management quality and competitive environment. We poured over balance sheets, talked to key company personnel and employed a wide range of other resources to identify the companies with the greatest opportunities to expand margins, accelerate growth and emerge as leaders within their industries.

Which industries and individual holdings had the greatest impact on performance? Our best performers reflected the Fund's broadly diversified profile. Some were large hardware companies, such as Dell Computer Corp., which managed to gain market share and sustain relatively high growth rates despite an industry-wide downturn in computer sales. Others were smaller, well-established firms, such as Symantec Corp., which derived strong earnings and revenue growth from sales of computer

[SIDEBAR]
"We identified attractive investment opportunities in virtually every area of technology, from computer hardware and software to internet-related enterprises and medical technology and biotechnology firms."


 Not part of the semiannual report to Fund shareholders


3  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

security software. Still others were relatively new players in emerging areas of technology, such as Netease.com, Inc., a Chinese-based Internet portal provider that is positioning itself as a leader in its space. In addition, the Fund realized significant gains among many of its health care-related holdings, including equipment makers such as Varian Medical Systems, Inc., and biotechnology companies such as Gilead Sciences, Inc.
   Of course, not all of the Fund's holdings performed so well. Several individual holdings came under pressure from the sluggish economic environment, while others faced company-specific competitive issues or other challenging business developments. However, the Fund more than made up for disappointments among these stocks with advances in the overwhelming majority of holdings.

What is your outlook for the future?
We are cautiously optimistic regarding near-term prospects for growth. Recent economic news appears generally positive, with many sectors showing improvements in growth rates during the first quarter of 2003, the first such increases in years. Many companies have issued better-than-expected earnings reports, and have offered upbeat guidance for the near future. On the other hand, capital spending remains weak and consumer confidence appears somewhat shaky.
   We believe that the Fund's recent returns highlight the futility of attempting to trade the Fund in anticipation of near-term performance. Investors who followed the market's trends during the reporting period, shifting assets in response to changing sentiment, were likely to miss the Fund's upturn. History shows us that the market's greatest gains often occur abruptly over a brief period of time and without advance warning. That's why the most effective long-term approach involves consistent diversification among a group of well-conceived, well-conducted investment strategies.


Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 1

Class A      Since
1-Year       Inception
----------------------
-42.90%      -44.74%

Class B      Since
1-Year       Inception
----------------------
-42.62%      -44.53%

Class C      Since
1-Year       Inception
----------------------
-40.21%      -43.95%

Class N      Since
1-Year       Inception
----------------------
-40.15%      -45.65%

Class Y      Since
1-Year       Inception
----------------------
-38.71%      -43.18%

1. See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders


4  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

   Whatever the Fund's performance over the short term, we remain confident that our disciplined investment strategy will enable us to continue identifying companies with exceptional growth potential. That's what makes Oppenheimer Emerging Technologies Fund an effective part of a diversified portfolio, and a continuing part of The Right Way to Invest.


Top Ten Common Stock Holdings 3
-------------------------------------------------------------
Symantec Corp.                                           3.2%
-------------------------------------------------------------
Microsoft Corp.                                          2.9
-------------------------------------------------------------
Varian Medical Systems, Inc.                             2.3
-------------------------------------------------------------
UTStarcom, Inc.                                          2.0
-------------------------------------------------------------
USA Interactive                                          2.0
-------------------------------------------------------------
Autodesk, Inc.                                           2.0
-------------------------------------------------------------
Network Appliance, Inc.                                  1.9
-------------------------------------------------------------
Amdocs Ltd.                                              1.9
-------------------------------------------------------------
Dell Computer Corp.                                      1.9
-------------------------------------------------------------
NetIQ Corp.                                              1.7
-------------------------------------------------------------
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 3
-------------------------------------------------------------
Semiconductor Equipment & Products                      21.3%
-------------------------------------------------------------
Software                                                20.5
-------------------------------------------------------------
Communications Equipment                                12.6
-------------------------------------------------------------
Computers & Peripherals                                  9.7
-------------------------------------------------------------
Internet Software & Services                             7.4


Sector Allocation 2

[PIE CHART]

o  Information
   Technology      77.3%
     Semiconductor
     Equipment
     & Products     22.0
     Software       21.2
     Communications
     Equipment      12.9
     Computers &
     Peripherals    10.0
     Internet
     Software
     & Services      7.6
     Electronic
     Equipment &
     Instruments     2.1
     IT Consulting
     & Services      1.5
o  Health Care      10.7
o  Consumer
   Discretionary     8.3
o  Industrials       2.8
o  Telecommunication
   Services          0.9


2. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock holdings.
3. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

 Not part of the semiannual report to Fund shareholders


5  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer stocks than diversified funds, and therefore has greater risks. Because the Fund also invests in mid- and small-cap companies, including initial public offerings, investors may be subject to greater risk of loss. While foreign securities offer special investment opportunities, there are also special risks such as currency fluctuations and foreign taxes. Please remember, the Fund also has a limited operating history.

Class A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

 Not part of the semiannual report to Fund shareholders


6  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited


                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--97.1%
--------------------------------------------------------------------------------
 Consumer Discretionary--8.0%
--------------------------------------------------------------------------------
 Internet & Catalog Retail--2.9%
 eBay, Inc. 1                                             13,000      $1,206,010
--------------------------------------------------------------------------------
 USA Interactive 1                                        80,000       2,396,000
                                                                      ----------
                                                                       3,602,010

--------------------------------------------------------------------------------
 Media--3.7%
 Comcast Corp., Cl. A Special,
 Non-Vtg. 1                                               50,000       1,503,000
--------------------------------------------------------------------------------
 EchoStar Communications
 Corp., Cl. A 1                                           65,000       1,947,400
--------------------------------------------------------------------------------
 TMP Worldwide, Inc. 1                                    60,000       1,006,200
                                                                      ----------
                                                                       4,456,600

--------------------------------------------------------------------------------
 Specialty Retail--1.4%
 CDW Computer
 Centers, Inc. 1                                          39,500       1,684,280
--------------------------------------------------------------------------------
 Health Care--10.5%
--------------------------------------------------------------------------------
 Biotechnology--5.4%
 Amgen, Inc. 1                                            24,300       1,489,833
--------------------------------------------------------------------------------
 BioMarin
 Pharmaceutical, Inc. 1                                   50,400         553,392
--------------------------------------------------------------------------------
 Corixa Corp. 1                                          117,700         843,909
--------------------------------------------------------------------------------
 Genzyme Corp.
 (General Division) 1                                     50,000       2,014,000
--------------------------------------------------------------------------------
 Nuerocrine
 Biosciences, Inc. 1                                      35,100       1,588,275
                                                                      ----------
                                                                       6,489,409

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.3%
 Boston Scientific Corp. 1                                30,000       1,291,500
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                          51,200       2,757,632
                                                                      ----------
                                                                       4,049,132

--------------------------------------------------------------------------------
 Health Care Providers & Services--0.8%
 CTI Molecular
 Imaging, Inc. 1                                          54,100         993,276
--------------------------------------------------------------------------------
 Pharmaceuticals--1.0%
 NPS
 Pharmaceuticals, Inc. 1                                  59,900       1,141,095
--------------------------------------------------------------------------------
 Industrials--2.7%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--2.7%
 FTI Consulting, Inc.                                    135,000       1,583,750



                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 University of
 Phoenix Online 1                                         39,000     $ 1,721,460
                                                                     -----------
                                                                       3,305,210
--------------------------------------------------------------------------------
 Information Technology--75.0%
--------------------------------------------------------------------------------
 Communications Equipment--12.6%
 Alcatel Alsthom CGE
 SA, Sponsored ADR 1                                     100,000         806,000
--------------------------------------------------------------------------------
 Brocade
 Communications
 Systems, Inc. 1                                         250,000       1,442,500
--------------------------------------------------------------------------------
 Centillium
 Communications, Inc. 1                                  150,000         868,500
--------------------------------------------------------------------------------
 Ciena Corp. 1                                            60,000         292,200
--------------------------------------------------------------------------------
 Comverse
 Technology, Inc. 1                                       70,000         914,900
--------------------------------------------------------------------------------
 Corning, Inc. 1                                          80,000         433,600
--------------------------------------------------------------------------------
 Emulex Corp. 1                                           55,000       1,126,950
--------------------------------------------------------------------------------
 Foundry
 Networks, Inc. 1                                         89,000         968,320
--------------------------------------------------------------------------------
 Ixia 1                                                  189,100       1,151,619
--------------------------------------------------------------------------------
 McDATA
 Corp., Cl. B 1                                           95,200       1,001,504
--------------------------------------------------------------------------------
 NetScreen
 Technologies, Inc. 1                                     89,800       1,821,144
--------------------------------------------------------------------------------
 Nokia Corp.,
 Sponsored ADR,
 A Shares                                                119,200       1,975,144
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                       112,600       2,451,415
                                                                      ----------
                                                                      15,253,796

--------------------------------------------------------------------------------
 Computers & Peripherals--9.7%
 ATI Technologies, Inc. 1                                150,000         945,000
--------------------------------------------------------------------------------
 Dell Computer Corp. 1                                    80,000       2,312,800
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                           15,000       1,273,500
--------------------------------------------------------------------------------
 Lexar Media, Inc. 1                                     346,000       1,678,100
--------------------------------------------------------------------------------
 Maxtor Corp. 1                                          358,400       1,971,200
--------------------------------------------------------------------------------
 Network
 Appliance, Inc. 1                                       177,500       2,357,200
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                          52,000       1,258,400
                                                                      ----------
                                                                      11,796,200

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--2.1%
 Innovex, Inc. 1                                          68,000         588,200



7  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Jabil Circuit, Inc. 1                                    50,000      $  935,000
--------------------------------------------------------------------------------
 Sanmina-SCI Corp. 1                                     205,600         986,880
                                                                      ----------
                                                                       2,510,080

--------------------------------------------------------------------------------
 Internet Software & Services--7.4%
 Check Point Software
 Technologies Ltd. 1                                      60,000         943,800
--------------------------------------------------------------------------------
 Digital River, Inc. 1                                    56,800         949,696
--------------------------------------------------------------------------------
 Embarcadero
 Technologies, Inc. 1                                    153,800       1,055,068
--------------------------------------------------------------------------------
 FindWhat.com 1                                           75,000         952,500
--------------------------------------------------------------------------------
 Netease.com, Inc.,
 Sponsored ADR 1                                          69,400       1,509,519
--------------------------------------------------------------------------------
 SeeBeyond
 Technology Corp. 1                                      243,100         583,440
--------------------------------------------------------------------------------
 United Online, Inc. 1                                    85,000       1,900,600
--------------------------------------------------------------------------------
 VeriSign, Inc. 1                                         88,800       1,102,896
                                                                      ----------
                                                                       8,997,519

--------------------------------------------------------------------------------
 IT Consulting & Services--1.4%
 Cognizant Technology
 Solutions Corp. 1                                        99,000       1,778,040
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--21.3%
 Agere Systems,
 Inc., Cl. A 1                                           392,900         703,291
--------------------------------------------------------------------------------
 Altera Corp. 1                                           60,000         948,600
--------------------------------------------------------------------------------
 Analog Devices, Inc. 1                                   20,000         662,400
--------------------------------------------------------------------------------
 Applied Micro
 Circuits Corp. 1                                        147,300         659,904
--------------------------------------------------------------------------------
 Atmel Corp. 1                                           293,900         540,776
--------------------------------------------------------------------------------
 Broadcom
 Corp., Cl. A 1                                           74,900       1,339,961
--------------------------------------------------------------------------------
 ChipPAC, Inc. 1                                         221,900       1,198,260
--------------------------------------------------------------------------------
 Cree, Inc. 1                                             96,100       1,917,195
--------------------------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                                          40,000         868,800
--------------------------------------------------------------------------------
 Intel Corp.                                              60,000       1,104,000
--------------------------------------------------------------------------------
 Linear
 Technology Corp.                                         58,200       2,006,154
--------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                                             81,100       1,871,707
--------------------------------------------------------------------------------
 Maxim Integrated
 Products, Inc.                                           43,000       1,689,470



                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products Continued
 Micron
 Technology, Inc. 1                                       70,000     $   595,000
--------------------------------------------------------------------------------
 MKS
 Instruments, Inc. 1                                      40,000         558,400
--------------------------------------------------------------------------------
 PMC-Sierra, Inc. 1                                      113,000         932,250
--------------------------------------------------------------------------------
 Power
 Integrations, Inc. 1                                     67,700       1,498,336
--------------------------------------------------------------------------------
 QLogic Corp. 1                                           14,200         624,658
--------------------------------------------------------------------------------
 Silicon Image, Inc. 1                                   132,300         791,154
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                                     61,300       1,743,985
--------------------------------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                                       143,100         765,585
--------------------------------------------------------------------------------
 STMicroelectronics NV,
 NY Registered Shares                                     45,000         926,550
--------------------------------------------------------------------------------
 Texas
 Instruments, Inc.                                        42,400         783,976
--------------------------------------------------------------------------------
 Vitesse
 Semiconductor Corp. 1                                   352,200       1,095,694
                                                                     -----------
                                                                      25,826,106

--------------------------------------------------------------------------------
 Software--20.5%
 Amdocs Ltd. 1                                           131,600       2,324,056
--------------------------------------------------------------------------------
 Autodesk, Inc.                                          152,800       2,377,568
--------------------------------------------------------------------------------
 BEA Systems, Inc. 1                                      94,800       1,015,308
--------------------------------------------------------------------------------
 Business Objects SA,
 Sponsored ADR 1                                          59,100       1,284,243
--------------------------------------------------------------------------------
 Fair Isaac Corp.                                         30,000       1,562,400
--------------------------------------------------------------------------------
 Intuit, Inc. 1                                           35,200       1,365,056
--------------------------------------------------------------------------------
 Mercury
 Interactive Corp. 1                                      41,100       1,394,934
--------------------------------------------------------------------------------
 Micromuse, Inc. 1                                       150,000         981,150
--------------------------------------------------------------------------------
 Microsoft Corp.                                         137,800       3,523,546
--------------------------------------------------------------------------------
 NetIQ Corp. 1                                           146,900       2,024,282
--------------------------------------------------------------------------------
 Oracle Corp. 1                                          122,700       1,457,676
--------------------------------------------------------------------------------
 SAP AG (Systeme,
 Anwendungen,
 Produkte in der
 Datenverarbeitung),
 Sponsored ADR                                            40,000       1,020,400
--------------------------------------------------------------------------------
 Symantec Corp. 1                                         89,600       3,937,920
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                                         28,800         648,000
                                                                     -----------
                                                                      24,916,539


8  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                 Market Value
                                                        Shares     See Note 1
------------------------------------------------------------------------------
 Telecommunication Services--0.9%
------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.9%
 China Telecom
 Corp. Ltd. 1                                           55,000     $ 1,045,000
                                                                   -----------
 Total Common Stocks
 (Cost $106,592,722)                                               117,844,292

------------------------------------------------------------------------------
 Preferred Stocks--0.3%

 Axsun Technologies, Inc.,
 Cv., Series C 1,2,3                                   685,519         323,496
------------------------------------------------------------------------------
 Blaze Network Products,
 Inc., 8% Cv., Series D 1,2,3                          166,836              --
------------------------------------------------------------------------------
 BroadBand Office, Inc.,
 Cv., Series C 1,2                                      52,909              --
------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc., Cv.,
 Series D 1,2                                          463,822              --
------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc., Cv.,
 Series Z 1,2                                           37,491              --
------------------------------------------------------------------------------
 fusionOne, Inc., 8%
 Non-Cum. Cv.,
 Series D 1,2                                          264,186           9,960
------------------------------------------------------------------------------
 MicroPhotonix
 Integration Corp.,
 Cv., Series C 1,2,3                                   316,691              --



                                                                 Market Value
                                                        Shares     See Note 1
------------------------------------------------------------------------------
 Preferred Stocks Continued

 Multiplex, Inc.,
 Cv., Series C 1,2                                     387,138     $    52,419
------------------------------------------------------------------------------
 Questia Media, Inc., Cv.,
 Series B 1,2                                          258,859           2,951
                                                                   -----------
 Total Preferred Stocks
 (Cost $23,351,600)                                                    388,826

                                                       Principal
                                                        Amount
------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.6%

 Undivided interest of 1.29% in joint
 repurchase agreement (Market Value
 $332,883,000) with Banc One Capital
 Markets, Inc., 1.26%, dated 4/30/03, to
 be repurchased at $4,307,151 on 5/1/03,
 collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12, with
 a value of $327,261,153 and U.S. Treasury
 Bonds, 2.125%, 8/31/04, with a value
 of $12,489,849
 (Cost $4,307,000)                                  $4,307,000       4,307,000

------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $134,251,322)                                    101.0%     122,540,118
------------------------------------------------------------------------------
 Liabilities in Excess of
 Other Assets                                            (1.0)      (1,159,353)
                                                        -----------------------
 Net Assets                                             100.0%    $121,380,765
                                                        =======================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2003 amounts to $323,496. Transactions during the period in which the issuer was an affiliate are as follows:

                                              Shares                               Shares
                                         October 31,       Gross        Gross   April 30,      Unrealized
                                                2002   Additions   Reductions        2003    Depreciation
---------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C     685,519          --           --     685,519      $7,676,510
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                    166,836          --           --     166,836       1,067,750
 MicroPhotonix Integration Corp., Cv.,
 Series C                                    316,691          --           --     316,691       1,999,999

 See accompanying Notes to Financial Statements.


9  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003
-------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $123,183,566)                      $ 122,216,622
 Affiliated companies (cost $11,067,756)                               323,496
                                                                 --------------
                                                                   122,540,118
-------------------------------------------------------------------------------
 Cash                                                                  125,666
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    1,974,686
 Shares of beneficial interest sold                                    391,537
 Interest and dividends                                                 22,406
 Other                                                                   1,959
                                                                 --------------
 Total assets                                                      125,056,372

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                               2,873,510
 Shares of beneficial interest redeemed                                498,718
 Shareholder reports                                                   171,842
 Trustees' compensation                                                 41,856
 Transfer and shareholder servicing agent fees                          30,727
 Distribution and service plan fees                                     22,755
 Other                                                                  36,199
                                                                 --------------
 Total liabilities                                                   3,675,607


-------------------------------------------------------------------------------
 Net Assets                                                      $ 121,380,765
                                                                 ==============


-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                 $ 625,322,794
-------------------------------------------------------------------------------
 Accumulated net investment loss                                      (997,475)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (491,233,350)
-------------------------------------------------------------------------------
 Net unrealized depreciation on investments                        (11,711,204)
-------------------------------------------------------------------------------
 Net Assets                                                      $ 121,380,765
                                                                 ==============


10  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $57,253,352 and 27,283,139 shares of beneficial interest outstanding)     $2.10
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                               $2.23
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,698,644 and 21,268,621 shares of beneficial interest
 outstanding)                                                              $2.05
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,822,460 and 8,185,012 shares of beneficial interest
 outstanding)                                                              $2.06
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,390,849 and 1,146,531 shares of beneficial interest
 outstanding)                                                              $2.09
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $1,215,460 and 568,346 shares of beneficial
 interest outstanding)                                                     $2.14



 See accompanying Notes to Financial Statements.



11  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003
------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $7,335)                $74,321
------------------------------------------------------------------------------
 Interest                                                               27,467
                                                                   -----------
 Total investment income                                               101,788

------------------------------------------------------------------------------
 Expenses

 Management fees                                                       522,296
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                57,879
 Class B                                                               196,210
 Class C                                                                69,681
 Class N                                                                 4,760
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               395,014
 Class B                                                               405,236
 Class C                                                               102,031
 Class N                                                                 5,815
 Class Y                                                                    88
------------------------------------------------------------------------------
 Shareholder reports                                                   206,186
------------------------------------------------------------------------------
 Trustees' compensation                                                  1,603
------------------------------------------------------------------------------
 Custodian fees and expenses                                               232
------------------------------------------------------------------------------
 Other                                                                   3,980
                                                                   -----------
 Total expenses                                                      1,971,011
 Less reduction to custodian expenses                                     (232)
 Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class A                                                 (390,360)
 Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class B                                                 (422,828)
 Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class C                                                  (97,929)
 Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class N                                                   (2,465)
                                                                   -----------
 Net expenses                                                        1,057,197


------------------------------------------------------------------------------
 Net Investment Loss                                                  (955,409)


------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                        (6,979,103)
 Closing and expiration of option contracts written                     31,777
                                                                   -----------
 Net realized loss                                                  (6,947,326)
------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments               23,073,719
                                                                   -----------
 Net realized and unrealized gain                                   16,126,393


------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $15,170,984
                                                                   ===========


 See accompanying Notes to Financial Statements.





12  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months             Year
                                                                                   Ended            Ended
                                                                          April 30, 2003      October 31,
                                                                              (Unaudited)            2002
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                       $    (955,409)   $  (2,952,878)
----------------------------------------------------------------------------------------------------------
 Net realized loss                                                            (6,947,326)    (180,422,416)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                        23,073,719       91,696,018
                                                                           -------------------------------
 Net increase (decrease) in net assets resulting from operations              15,170,984      (91,679,276)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                       5,955,757       (4,784,726)
 Class B                                                                       1,313,661       (1,860,465)
 Class C                                                                         653,450        2,051,070
 Class N                                                                         517,384        1,159,593
 Class Y                                                                         194,847          325,037

----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                    23,806,083      (94,788,767)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                          97,574,682      192,363,449
                                                                           -------------------------------
 End of period [including accumulated net investment
 loss of $997,475 and $42,066, respectively]                               $ 121,380,765    $  97,574,682
                                                                           ===============================



 See accompanying Notes to Financial Statements.



13  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS

                                                     Six Months                                        Year
                                                          Ended                                       Ended
                                                 April 30, 2003                                    Oct. 31,
Class A                                              (Unaudited)          2002            2001       2000 1
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $1.82          $3.51          $11.24       $10.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.02)          (.04)           (.01)         .01
Net realized and unrealized gain (loss)                     .30          (1.65)          (7.71)        1.23
                                                          --------------------------------------------------
Total from investment operations                            .28          (1.69)          (7.72)        1.24
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --               (.01)          --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $2.10          $1.82           $3.51       $11.24
                                                          ==================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                        15.39%        (48.15)%        (68.74)%      12.40%


------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                $57,253        $44,150        $ 91,220     $253,471
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $48,813        $68,695        $158,376     $149,623
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              (1.47)%        (1.61)%         (0.23)%       0.25%
Expenses, gross                                            3.27%          3.11%           2.08%        1.65%
Expenses, net                                              1.66% 4,5      2.10% 4,5       2.04% 4,5    1.65% 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     116%           159%             85%           6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


14  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                     Six Months                                        Year
                                                          Ended                                       Ended
                                                 April 30, 2003                                    Oct. 31,
 Class B                                             (Unaudited)          2002            2001       2000 1
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $1.79          $3.48          $11.20       $10.00
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                       (.02)          (.07)           (.06)        (.01)
 Net realized and unrealized gain (loss)                    .28          (1.62)          (7.66)        1.21
                                                          --------------------------------------------------
 Total from investment operations                           .26          (1.69)          (7.72)        1.20
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --             --              --           --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $2.05          $1.79           $3.48       $11.20
                                                          ==================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       14.53%        (48.56)%        (68.93)%      12.00%


------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $43,699        $36,813         $75,336     $200,251
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $39,605        $58,029        $128,540     $106,620
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                      (2.12)%        (2.40)%         (0.99)%      (0.48)%
 Expenses, gross                                           4.46%          3.95%           2.84%        2.39%
 Expenses, net                                             2.31% 4,5      2.94% 4,5       2.80% 4,5    2.39% 4
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    116%           159%             85%           6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


15  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

                                                     Six Months                                        Year
                                                          Ended                                       Ended
                                                 April 30, 2003                                    Oct. 31,
 Class C                                             (Unaudited)          2002            2001       2000 1
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $1.79          $3.48          $11.20       $10.00
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                       (.02)          (.05)           (.05)        (.01)
 Net realized and unrealized gain (loss)                    .29          (1.64)          (7.67)        1.21
                                                          --------------------------------------------------
 Total from investment operations                           .27          (1.69)          (7.72)        1.20
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --             --              --           --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $2.06          $1.79           $3.48       $11.20
                                                          ==================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       15.08%        (48.56)%        (68.93)%      12.00%


------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $16,822        $14,143         $23,121      $56,597
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $14,067        $17,800         $38,049      $28,193
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (2.27)%       (2.36)%         (1.00)%      (0.47)%
 Expenses, gross                                           3.86%          3.84%           2.84%        2.39%
 Expenses, net                                             2.46% 4,5      2.83% 4,5       2.80% 4,5    2.39% 4
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    116%           159%             85%           6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                         Six Months                  Year
                                                              Ended                 Ended
                                                     April 30, 2003              Oct. 31,
 Class N                                                 (Unaudited)      2002     2001 1
------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                         $1.81      $3.50      $6.59
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.02)      (.04)      (.03)
 Net realized and unrealized gain (loss)                        .30      (1.65)     (3.06)
                                                              ----------------------------
 Total from investment operations                               .28      (1.69)     (3.09)
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         --         --
------------------------------------------------------------------------------------------
 Net asset value, end of period                               $2.09      $1.81      $3.50
                                                              ============================

------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           15.47%    (48.29)%   (46.89)%


------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $2,391     $1,582     $1,450
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $1,924     $1,547     $1,287
------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (2.05)%    (1.80)%    (1.24)%
 Expenses, gross                                               2.51%      3.05%      2.61%
 Expenses, net                                                 2.25% 4,5  2.04% 4,5  2.57% 4,5
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        116%       159%        85%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

                                                         Six Months                                    Year
                                                              Ended                                   Ended
                                                     April 30, 2003                                Oct. 31,
 Class Y                                                 (Unaudited)      2002       2001            2000 1
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                         $1.85      $3.55     $11.26            $10.00
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)      (.03)        -- 2             .02
 Net realized and unrealized gain (loss)                        .31      (1.67)     (7.69)             1.24
                                                              ----------------------------------------------
 Total from investment operations                               .29      (1.70)     (7.69)             1.26
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         --       (.02)               --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $2.14      $1.85      $3.55            $11.26
                                                              ==============================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           15.68%    (47.89)%   (68.40)%           12.60%


------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,215    $   887     $1,236                $1
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $1,050     $1,057      $ 331                $1
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                 (1.23)%    (1.03)%    (0.08)%            0.33%
 Expenses, gross                                               1.42%      1.57%      1.33%             1.42%
 Expenses, net                                                 1.42% 5    1.53% 5,6  1.23% 5,6         1.42% 5
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        116%       159%        85%                6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


19  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $487,760,711. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2008      $  5,646,461
                              2009       277,396,446
                              2010       197,770,478
                                        ------------
                              Total     $480,813,385
                                        ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $1,462 and payments of $1,350 were made to retired trustees, resulting in an accumulated liability of $42,178 as of April 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


20  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
 Class A
 Sold                        8,709,006  $ 17,136,868      9,326,514   $ 25,428,472
 Redeemed                   (5,713,041)  (11,181,111)   (11,033,670)   (30,213,198)
                            -------------------------------------------------------
 Net increase (decrease)     2,995,965   $ 5,955,757     (1,707,156)  $ (4,784,726)
                            =======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                        3,358,293   $ 6,437,710      6,616,144   $ 17,684,754
 Redeemed                   (2,704,275)   (5,124,049)    (7,676,699)   (19,545,219)
                            -------------------------------------------------------
 Net increase (decrease)       654,018  $  1,313,661     (1,060,555)  $ (1,860,465)
                            =======================================================


21  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                          Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
 Class C
 Sold                        3,223,950   $ 6,176,828      3,887,508    $ 9,097,690
 Redeemed                   (2,953,885)   (5,523,378)    (2,625,476)    (7,046,620)
                            -------------------------------------------------------
 Net increase                  270,065    $  653,450      1,262,032    $ 2,051,070
                            =======================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                          383,297     $ 729,176        563,908    $ 1,409,424
 Redeemed                     (109,620)     (211,792)      (105,319)      (249,831)
                            -------------------------------------------------------
 Net increase                  273,677    $  517,384        458,589     $1,159,593
                            =======================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                          375,215     $ 763,841        353,446      $ 890,176
 Redeemed                     (286,276)     (568,994)      (222,801)      (565,139)
                            -------------------------------------------------------
 Net increase                   88,939     $ 194,847        130,645     $  325,037
                            =======================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $125,451,590 and $116,603,165, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.


22  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               Aggregate        Class A      Concessions    Concessions    Concessions    Concessions
               Front-End      Front-End       on Class A     on Class B     on Class C     on Class N
           Sales Charges  Sales Charges           Shares         Shares         Shares         Shares
 Six Months   on Class A    Retained by      Advanced by    Advanced by    Advanced by    Advanced by
 Ended            Shares    Distributor    Distributor 1  Distributor 1  Distributor 1  Distributor 1
-----------------------------------------------------------------------------------------------------
 April 30, 2003 $152,921        $47,284          $17,870       $165,553        $17,414         $6,268

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A         Class B        Class C        Class N
                            Contingent      Contingent     Contingent     Contingent
                              Deferred        Deferred       Deferred       Deferred
                         Sales Charges   Sales Charges  Sales Charges  Sales Charges
 Six Months                Retained by     Retained by    Retained by    Retained by
 Ended                     Distributor     Distributor    Distributor    Distributor
------------------------------------------------------------------------------------
 April 30, 2003                   $704         $75,453         $1,591           $266


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $57,879, all of which were paid by the Distributor to recipients, and included $5,443 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                       Distributor's
                                                        Distributor's      Aggregate
                                                            Aggregate   Unreimbursed
                                                         Unreimbursed  Expenses as %
                        Total Payments  Amount Retained      Expenses  of Net Assets
                            Under Plan   by Distributor    Under Plan       of Class
-------------------------------------------------------------------------------------
 Class B Plan                 $196,210         $157,058    $9,113,184          20.85%
 Class C Plan                   69,681           17,404       804,166           4.78
 Class N Plan                    4,760            3,695        57,457           2.40

23  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                        Call Options
                            ------------------------
                            Number of      Amount of
                            Contracts       Premiums
----------------------------------------------------
 Options outstanding as of
 October 31, 2002                   --      $     --
 Options written                 1,285       518,887
 Options closed or expired      (1,285)     (518,887)
                            ------------------------
 Options outstanding as of
 April 30, 2003                    --       $     --
                            ========================


24  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was $388,826, which represents 0.32% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                  Valuation as of     Unrealized
 Security                     Acquisition Dates          Cost      April 30, 2003   Depreciation
------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc.,
 Cv., Series C                         12/13/00    $8,000,006            $323,496     $7,676,510
------------------------------------------------------------------------------------------------
 Blaze Network Products,
 Inc., 8% Cv., Series D                10/17/00     1,067,750                  --      1,067,750
------------------------------------------------------------------------------------------------
 BroadBand Office, Inc., Cv., Series C  8/28/00       999,980                  --        999,980
------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                    5/26/00     5,000,001                  --      5,000,001
------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                   10/23/00       999,999                  --        999,999
------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum. Cv.,
 Series D                                9/6/00     1,434,530               9,960      1,424,570
------------------------------------------------------------------------------------------------
 MicroPhotonix Integration Corp., Cv.,
 Series C                                7/6/00     1,999,999                  --      1,999,999
------------------------------------------------------------------------------------------------
 Multiplex, Inc., Cv., Series C          2/9/01     2,849,335              52,419      2,796,916
------------------------------------------------------------------------------------------------
 Questia Media, Inc., Cv., Series B     8/18/00       999,998               2,951        997,047

25  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.



26  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

OPPENHEIMER EMERGING TECHNOLOGIES FUND


--------------------------------------------------------------------------------
 Trustees and Officers  Clayton K. Yeutter, Chairman and Trustee
                        Donald W. Spiro, Vice Chairman and Trustee
                        John V. Murphy, President and Trustee
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Joel W. Motley, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Laura Granger, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor     OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 Distributor            OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent


--------------------------------------------------------------------------------
 Independent Auditors   KPMG LLP


--------------------------------------------------------------------------------
 Legal Counsel          Mayer Brown Rowe & Maw

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

 Not part of the semiannual report to Fund shareholders


27  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

 Not part of the semiannual report to Fund shareholders


28  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).



 Not part of the semiannual report to Fund shareholders


29  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

INFORMATION AND SERVICES

                                [GRAPHIC OMITTED]
                                   eDocsDirect

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OETAX  Class B: OETBX  Class C: OETCX  Class N: OETNX  Class Y: OETYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


 Not part of the semiannual report to Fund shareholders

                                    [GRAPHIC]
                               OppenheimerFunds[R]
                                Distributor, Inc.

RS0765.001.0403  June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)